Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease
7.	Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s operating leases are mainly related to office facilities. For leases with terms greater than 12 months, the Group records the related asset and liability at the present value of lease payments over the term. The Group’s lease agreements do not contain any material guarantees or restrictive covenants.

	As of December 31	As of December 31
	2025	2024
	USD	USD
Operating lease right-of-use assets
Offices	468,891	-
Total	468,891	-
Accumulated amortization	(177,810)	-
Total	291,081	-

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

	As of December 31	As of December 31
	2025	2024
	USD	USD
Operating Lease liabilities
Operating lease liabilities, current	162,610	-
Operating lease liabilities, non-current	-	-
Total	162,610	-